SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Tables)	6 Months Ended
Jun. 30, 2013
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Schedule of Estimated Quantities of Proved Oil and Gas Reserves

                                                                 Oil               Natural Gas               Total

                                                               (MBbls)                (MMcf)               (Mboe) (1)

                                                           -----------------     -----------------      -----------------

Estimated proved reserves at March 28, 2012                               -                     -                      -

   Purchase of proved reserves                                            -                     -                      -

   Production                                                             -                     -                      -

                                                           -----------------     -----------------      -----------------

Estimated proved reserves at December 31, 2012                            -                     -                      -

   Purchase of proved reserves [2]                                      179                    10                    180

   Production                                                             -                     -                      -

                                                           -----------------     -----------------      -----------------

Estimated proved reserves at June 30, 2013:                             179                    10                    180

                                                           =================     =================      =================

Proved developed reserves:

   December 31, 2012                                                      -                     -                      -

   June 30, 2013                                                        179                    10                    180

Proved undeveloped reserves:

   December 31, 2012                                                      -                     -                      -

   June 30, 2013                                                          -                     -                      -

Base pricing, before adjustments for contractual

   differentials:                                      $/BBL WTI SPOT [WSJ]      $/MMBTU NYMEX

   June 30, 2013                                                    $106.53                 $4.08

---------------------------------

[1]  Mboe is based on a ratio of 6 Mcf to 1 barrel.

[2]  Effective  June 30,  2013,  37.5% WI in proved  properties  was acquired by

     Three Forks Inc.

Schedule of Standardized Measure of Discounted Future Net Cash Flows

The  discounted  future net cash flows related to proved oil and gas reserves at

June 30, 2013 and December 31, 2012 (in thousands):

                                              June 30,             December 31,

                                                2013                   2012

                                           ---------------      ---------------

Future cash inflows                        $       14,185       $            -

Less future costs:

   Production                                       3,822                    -

   Development                                        623                    -

   Income taxes                                     3,396                    -

                                           ---------------      ---------------

Future net cash flows                               6,344                    -

                 10% discount factor               (3,371)                   -

                                           ---------------      ---------------

Standardized measure  of discounted

   future net cash flows                   $        2,973       $            -

                                           ===============      ===============

Estimated future development costs         $          623       $            -

                                           ===============      ===============

Schedule of Changes in Discounted Future Net Cash Flows

The following  summarizes  the principal  sources of change in the  standardized measure of discounted  future net cash flows during the six months ended June30,

2013 and the period  March 28, 2012  (inception)  through  December 31, 2012 (in thousands):

                                                             For the Period

                                For the Six Months           March 28, 2012

                                     Ended                (inception) through

                                 June 30, 2013             Decmeber 31, 2012

                             -----------------------    ------------------------

Beginning of the period      $                    -     $                     -

Purchase of proved

 reserves                                     2,973                           -

Sales of oil and natural

 gas produced during

 the period, net of

 production costs                                 -                           -

                             -----------------------    ------------------------

End of period                $                2,973     $                     -

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